CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Liabilities	¥ 26,590,983	$ 3,855,330	¥ 30,337,085
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114	83,715,114
Ordinary shares, outstanding	83,715,114	83,715,114	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	316,202,303	316,202,303	309,656,738
Ordinary shares, outstanding	310,864,471	310,864,471	306,889,473
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 19,744,179		¥ 14,967,875